Trade accounts receivable - Summary of Allowance For Doubtful Accounts (Details) - Trade receivables - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	€ 2,466
Financial assets at end of period	2,547	€ 2,466
Allowance for doubtful accounts
Changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	(57)	(49)
Provision for impairment recognised during the year	(9)	(15)
Receivables written off during the year as uncollectable	9	5
Reversals	2	1
Currency translation adjustments	1	1
Financial assets at end of period	€ (54)	€ (57)